PRINCIPAL ACCOUNTING POLICIES - Option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding, beginning	77,474,702	66,081,119	57,583,856
Granted	12,332,490	17,311,708	15,404,097
Exercised	(4,590,690)	(4,493,648)	(5,106,035)
Forfeited	(623,526)	(1,424,477)	(1,800,799)
Outstanding, ending	84,592,976	77,474,702	66,081,119	57,583,856
Vested and expect to vest, ending	81,777,561
Exercisable, ending	49,400,288
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 22.26	$ 23.02	$ 22.55
Granted (in dollars per share)	18.82	14.15	18.46
Exercised (in dollars per share)	12.18	5.7	9.32
Forfeited (in dollars per share)	12.57	10.8	7.9
Outstanding, ending (in dollars per share)	22.38	$ 22.26	$ 23.02	$ 22.55
Vested and expect to vest, ending (in dollars per share)	22.53
Exercisable, ending (in dollars per share)	$ 25.44
Weighted Average Remaining Contractual Life (Years)
Outstanding	4 years 8 months 12 days	5 years 3 days	5 years 5 months 1 day	5 years 1 month 28 days
Vested and expect to vest at the end of the period	4 years 7 months 24 days
Exercisable at the end of the period	3 years 8 months 4 days
Aggregate Intrinsic Value
Outstanding	$ 1,195	$ 995	$ 398	$ 704
Vested and expect to vest	1,144
Exercisable	$ 564
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Total intrinsic value of options exercised	$ 114	$ 90	$ 128